COMMITMENTS and CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of operating leases commitments
Period	Amount
Not later than one year	$2,614
Later than one year and not later than five years	6,776
Later than five years	2,685
Total	$12,075